Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue [Abstract]
Revenue
10. REVENUE
Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities. For further discussion of our Retail, Wholesale, RTO ancillary, and Capacity revenue, see Note 12.
Revenue
in Item 8.
Financial Statements and Supplementary Data
of our Form
10-K.
AES Ohio’s revenue from contracts with customers was as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024

Revenue from contracts with customers	$286.9	$222.1	$758.5	$648.2
The following table presents our revenue from contracts with customers and other revenue for the three and nine months ended
September
30, 2025
and
2024:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$153.2	$120.9	$395.6	$347.1
Commercial revenue	54.5	41.9	138.3	120.5
Industrial revenue	20.7	17.4	54.5	50.1
Governmental revenue	9.2	7.4	23.4	19.5
Other (a)	3.6	2.7	8.6	9.0

Total retail revenue from contracts with customers	241.2	190.3	620.4	546.2
Wholesale revenue
Wholesale revenue from contracts with customers	6.4	4.5	20.9	12.3
RTO ancillary revenue	37.1	27.0	113.9	89.0
Capacity revenue	2.2	0.3	3.3	0.7
Miscellaneous revenue	5.8	3.3	13.9	8.4

Total revenue	$292.7	$225.4	$772.4	$656.6

(a )	“Other” primarily includes operation and maintenance service revenue, billing service fees from CRES providers and other miscellaneous retail revenue from contracts with customers.
The balances of receivables from customers were as follows:

$ in millions	September 30, 2025	December 31, 2024
Receivables from contracts with customers	$143.0	$103.1
Payment terms for all receivables from contracts with customers are typically within 30 days unless a customer qualifies for payment extensi
on.

12. REVENUE
Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.
Retail revenue
AES Ohio energy sales to utility customers are based on the reading of meters at the customer’s location that occurs on a systematic basis throughout the month. AES Ohio sells electricity directly to end-users,
such as homes and businesses, and bills customers directly. Performance obligations for retail revenue are satisfied over time as energy is delivered and the same method is used to measure progress, and thus the performance obligation meets the criteria to be considered a series. This includes both the promise to transfer energy and other distribution and/or transmission services.
In exchange for the exclusive right to sell or distribute electricity in our service area, AES Ohio is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that AES Ohio is allowed to charge customers for electricity. Since tariffs are approved by the regulator, the price that AES Ohio has the right to bill corresponds directly with the value to the customer of AES Ohio’s performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff.
In cases where a customer chooses to receive generation services from a CRES provider, the price for generation services is negotiated between the customer and the CRES provider, and AES Ohio only serves as a billing agent if requested by the CRES provider. As such, AES Ohio recognizes the consolidated billing arrangement with the CRES provider on a net basis, thereby recording no revenue for the generation component. Retail revenue from these customers would only be related to transmission and distribution charges.
Wholesale revenue
AES Ohio’s share of the power produced at OVEC is sold to PJM and this revenue is classified as Wholesale revenue.

In PJM, the promise to sell energy as wholesale revenue is separately identifiable from participation in the Capacity Market and the two products can be transacted independently of one another. Therefore, wholesale revenue is a separate contract with a single performance obligation. Revenue is recorded based on the quantities (MWh) delivered in each hour during each month at the spot price, making the contract effectively
“month-to-month”.
RTO ancillary revenue
Compensation for use of AES Ohio’s transmission assets and compensation for various ancillary services are classified as RTO ancillary revenue. As AES Ohio owns and operates transmission lines in southwest Ohio within PJM, demand charges collected from network customers by PJM are then allocated to the appropriate transmission owners (i.e. AES Ohio) and recognized as transmission revenue.
Transmission revenue has a single performance obligation, as transmission services represent a distinct service. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The price that AES Ohio, as the transmission operator, has the right to bill (received as a credit from PJM) corresponds directly with the value to the customer of performance completed in each period, as the price paid is the allocation of the tariff rate (as approved by the regulator) charged to network participants.
Capacity revenue
AES Ohio records its share of OVEC capacity revenue as Capacity revenue. The capacity price is set through a competitive auction process established by PJM. Depending on the availability and performance of the OVEC units, there may be additional performance bonuses or penalties, which would be recognized only if it becomes probable that such bonus or penalties will be incurred.
RTO capacity revenue has a single performance obligation, as capacity is a distinct good. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The capacity price is set through a competitive auction process established by PJM.
AES Ohio’s revenue from contracts with customers was as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Revenue from contracts with customers	$856.2	$852.6	$852.5
The following table presents our revenue from contracts with customers and other revenue for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
$ in millions	2024	2023	2022
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$451.4	$478.9	$467.3
Commercial revenue	161.2	162.1	166.0
Industrial revenue	67.0	66.6	74.3
Governmental revenue	26.5	24.3	24.1
Other	11.3	13.0	11.9

Total retail revenue from contracts with customers	717.4	744.9	743.6

	Years ended December 31,
$ in millions	2024	2023	2022
Wholesale revenue
Wholesale revenue from contracts with customers	17.5	15.8	41.0
RTO ancillary revenue	120.4	88.4	63.6
Capacity revenue	0.9	3.5	4.3
Miscellaneous revenue
Other miscellaneous revenue	11.4	(0.6)	7.6

Total revenue	$867.6	$852.0	$860.1

(a)	“Other” primarily includes operation and maintenance service revenue, billing service fees from CRES providers and other miscellaneous retail revenue from contracts with customers.
The balances of receivables from contracts with customers were as follows:

$ in millions	December 31, 2024	December 31, 2023
Receivables from contracts with customers	$103.1	$89.4
Payment terms for all receivables from contracts with customers are typically within 30 days.
We have elected to apply the optional disclosure exemptions under ASC 606. Therefore, we have no disclosures pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled for AES Ohio
.